Condensed Consolidated Statements Of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, net			$ 169,758,000	$ 201,243,000		$ 383,685,000	$ 364,271,000	$ 233,116,000
Cost of goods sold			88,064,000	99,985,000		195,181,000	188,267,000	149,681,000
Gross profit			81,694,000	101,258,000		188,504,000	176,004,000	83,435,000
Operating expenses:
Advertising			50,691,000	58,152,000		107,313,000	55,547,000	77,842,000
Product development			12,162,000	10,850,000		23,408,000	18,655,000	13,604,000
Selling, general and administrative			108,865,000	94,509,000		186,638,000	168,295,000	155,158,000
Loss from operations			(90,024,000)	(62,253,000)		(128,855,000)	(66,493,000)	(163,169,000)
Other income (expense):
Change in fair value of derivative warrant liabilities			16,510,000	0
Interest expense			4,372,000	2,059,000		5,202,000	5,607,000	2,052,000
Loss on extinguishment of debt			0	1,027,000		1,027,000	0	0
Change in fair value of Additional Shares liability			2,015,000	0
Change in fair value of Earn-Out liability			(17,345,000)	0
Change in fair value of Public and Private Placement Warrants liability			(1,180,000)	0
Other expense (income), net			4,783,000	1,044,000		760,000	119,000	(3,763,000)
Total other (expense) income, net			(7,355,000)	4,130,000		6,989,000	5,726,000	(1,711,000)
Loss before provision for income taxes			(82,669,000)	(66,383,000)		(135,844,000)	(72,219,000)	(161,458,000)
Provision for income taxes			25,000	28,000		52,000	41,000	12,000
Net (loss) income			$ (82,694,000)	$ (66,411,000)		(135,896,000)	(72,260,000)	(161,470,000)
Deemed dividend due to the exchange of Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock (Note 9)						0	0	(1,801,000)
Net loss attributable to common stockholders, basic and diluted						$ (135,896,000)	$ (72,260,000)	$ (163,271,000)
Weighted average shares outstanding - Basic			21,419,222	8,125,747		8,571,157	5,372,798	4,427,061
Weighted average shares outstanding - Diluted			21,419,222	8,125,747		8,571,157	5,372,798	4,427,061
Net income (loss) per ordinary share - Basic			$ (3.86)	$ (8.17)		$ (15.86)	$ (13.45)	$ (36.88)
Net income (loss) per ordinary share - Diluted			$ (3.86)	$ (8.17)		$ (15.86)	$ (13.45)	$ (36.88)
Virgin Group Acquisition Corp. II [Member]
Formation and operating costs	$ 1,008,046	$ 27,356			$ 3,572,794
Operating expenses:
Loss from operations	(1,008,046)	(27,356)			(3,572,794)
Other income (expense):
Interest income earned on cash and investments held in trust account	35,883	1,444			30,526
Offering costs allocated to warrants	0	(497,634)			(570,496)
Change in fair value of derivative warrant liabilities	7,654,280	(208,793)			6,811,133
Initial measurement of backstop derivative liability	(30,234,314)
Total other (expense) income, net	(22,544,151)	(704,983)			6,271,163
Net (loss) income	$ (23,552,197)	$ (732,339)			$ 2,698,369
Virgin Group Acquisition Corp. II [Member] | Common Class A
Other income (expense):
Weighted average shares outstanding - Basic	40,250,000	3,141,026			32,705,669
Weighted average shares outstanding - Diluted	40,250,000	3,141,026			32,705,669
Net income (loss) per ordinary share - Basic	$ (0.47)	$ (0.06)			$ 0.06
Net income (loss) per ordinary share - Diluted	$ (0.47)	$ (0.06)			$ 0.06
Virgin Group Acquisition Corp. II [Member] | Common Class B
Other income (expense):
Weighted average shares outstanding - Basic	10,062,500	8,750,000			10,062,500
Weighted average shares outstanding - Diluted	10,062,500	8,750,000			10,062,500
Net income (loss) per ordinary share - Basic	$ (0.47)	$ (0.06)			$ 0.06
Net income (loss) per ordinary share - Diluted	$ (0.47)	$ (0.06)			$ 0.06